Notes Payable to Officers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

Notes payable as of September 30, 2021 and December 31, 2020 consists of the following:

Description	September 30, 2021	December 31, 2020
Note payable – Director bearing interest at 12% per annum, unsecured, demand notes.	$60,000	$60,000
Note payable – President bearing interest at 12% per annum, unsecured, demand note.	225,816	251,340
Total	$285,816	$311,340

Notes payable as of December 31, 2020 and December 31, 2019 consists of the following:

Description	December 31, 2020	December 31, 2019
Notes payable – Director bearing interest at 12% per annum, unsecured, demand notes.	$60,000	$60,000
Note payable – President bearing interest at 12% per annum, unsecured, demand note.	251,340	127,506
Total	$311,340	$187,506